Long-term Investments	9 Months Ended
Sep. 30, 2024
Schedule Of Investments [Abstract]
LONG-TERM INVESTMENTS

4. LONG-TERM INVESTMENTS

The Group’s long-term investments primarily consist of equity investments without readily determinable fair value, equity method investments and available-for-sale debt investments.

Equity investments without readily determinable fair value

As of December 31, 2023 and September 30, 2024, the carrying amounts of the Group’s equity investments without readily determinable fair value were as follows:

	As of
	December 31,	September 30,	September 30,
	2023	2024	2024
	RMB	RMB	US$
Initial cost basis	2,474,037	2,175,562	310,015
Cumulative unrealized gains	82,746	79,040	11,263
Cumulative unrealized losses (including impairment)	(970,194)	(1,115,421)	(158,946)

Total carrying amount	1,586,589	1,139,181	162,332

Impairment charges recognized on equity investments measured using the measurement alternative were RMB240,356 and RMB133,609 (US$19,039) for the nine months ended September 30, 2023 and 2024, respectively.

Total realized and unrealized gains and losses for equity securities without readily determinable fair values for the nine months ended September 30, 2023 and 2024 are as follows:

	For the nine months ended September 30,
	2023	2024	2024
	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	4,184	—	—
Gross unrealized losses (downward adjustments excluding impairment)	(8,211)	—	—

Net unrealized losses on equity securities held	(4,027)	—	—
Net realized gains on equity securities sold	—	21,000	2,992

Total net (losses)/gains recognized	(4,027)	21,000	2,992

Equity method investments

Strawbear Entertainment Group (or “Strawbear”), a company listed on the Hong Kong Stock Exchange (“HKSE”), is a major drama series producer and distributor in the PRC, covering the investment, development, production and distribution of TV series and web series. As of December 31, 2023 and September 30, 2024, the Group’s equity interest in Strawbear was 13.90% and 13.78%, respectively. The Group is considered to have significant influence over Strawbear and accounts for such investment as an equity method investment. In 2023, the market value of Strawbear had significantly declined and remained below the carrying value of the investment for a prolonged period of time. Therefore, the Group concluded that the decline in market value of the investment in Strawbear was other-than-temporary and impairment charge of RMB33,639 was recorded for the nine months ended September 30, 2023. As of September 30, 2024, the Group’s investments in Strawbear had a fair value of RMB52,745 (US$7,516) based on the closing share price.

In January 2022, the Group entered into an amended shareholder agreement with other investors of Beijing Dreamagic Science and Technology Co., Ltd. (or “Dreamagic”), a subsidiary of the Group in the business of producing virtual reality equipment for which the Group held an 81.95% interest in Dreamagic’s common stock while other investors hold preferred stock (44.6% on a fully diluted basis). The amended shareholder agreement included substantive changes to (i) increase the number of votes to 60% of the outstanding voting interests for significant decisions of Dreamagic that are made in the ordinary course of business; and (ii) reduce the number of seats on Dreamagic's board of directors to three seats with a total of seven members. As a result, the Group lost control and deconsolidated Dreamagic and accounted for its common stock investment as an equity method investment with an initial carrying value amounting to RMB250,502 as it has significant influence over Dreamagic. The excess of the carrying value of the investment over the proportionate share of Dreamagic's net assets of RMB208,084 was recognized as basis differences and investment goodwill. In addition, the preferred stock investment of 7.28% held by the Group, on a fully diluted basis, contains substantive liquidation and redemption preference and is not considered in-substance common stock and accounted for using the measurement alternative. The Group recognized a total gain of RMB367,717 from the transaction in "Others, net" in the consolidated statement of comprehensive loss for the year ended December 31, 2022, of which substantially all of the gain relates to the re-measurement of the Group's retained investment in Dreamagic. Upon deconsolidation, a financial liability with a maximum potential amount of RMB140,044 was recognized for the Group’s obligation to guarantee payments to certain guaranteed preferred shareholders if Dreamagic is unable to pay the redemption price of the preferred shares in full upon the occurrence of redemption or liquidation event, which partially offset the disposal gain. As of December 31, 2023 and September 30, 2024, the Group’s equity interests of common stock were diluted to 42.66% on a fully diluted basis.

As of December 31, 2023 and September 30, 2024, the Group also held several other equity method investments through its subsidiaries or VIEs, all of which the Group can exercise significant influence but does not own a majority equity interest in or has control over. The other equity method investments were not significant. The carrying amounts of the Group’s equity method investments including Strawbear and Dreamagic were RMB183,375 and RMB197,706 (US$28,173) as of December 31, 2023 and September 30, 2024, respectively.

Available-for-sale debt investments

Available-for-sale debt investments are measured at fair value and consist of convertible debt instruments issued by private companies and investments in equity securities that are redeemable at the Company’s option with no contractual maturity date.

	As of
	December 31,	September 30,	September 30,
	2023	2024	2024
	RMB	RMB	US$
Cost or Amortized cost	315,087	798,064	113,723
Gross unrealized gains	169,008	22,443	3,198
Gross unrealized losses	(18,089)	(110,328)	(15,722)

Fair value	466,006	710,179	101,199